Selected Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Limited Partner [Member]
Schedule of Quarterly Financial Information [Table Text Block]

	Year Ended December 31, 2016
	First	Second	Third	Fourth
Rental and other property revenues	$269,016	$272,236	$276,898	$307,198
Income before non-operating items	77,422	78,215	74,823	44,618
Net income	45,808	47,630	88,906	42,058
Net income available for MAALP common unitholders	45,808	47,630	88,906	41,751

Per unit:
Earnings per common unit - basic	$0.61	$0.60	$1.12	$0.45
Earnings per common unit - diluted	0.61	0.60	1.12	0.45

	Year Ended December 31, 2017
	First	Second	Third	Fourth
Rental and other property revenues	$378,908	$382,791	$384,550	$382,738
Income before non-operating items	77,656	85,976	94,671	96,473
Net income	43,416	50,155	118,958	128,007
Net income available for MAALP common unitholders	42,494	49,233	118,036	127,085

Per unit:
Earnings per common unit - basic	$0.36	$0.42	$1.00	$1.08
Earnings per common unit - diluted	0.36	0.42	1.00	1.08

Parent Company [Member]
Schedule of Quarterly Financial Information [Table Text Block]
The following table reflects MAA's selected quarterly financial information for the year ended December 31, 2016 (dollars in thousands, except per share data):

	Year Ended December 31, 2016
	First	Second	Third	Fourth
Rental and other property revenues	$269,016	$272,236	$276,898	$307,198
Income before non-operating items	77,422	78,215	74,823	44,618
Net income	45,808	47,630	88,906	42,058
Net income available for MAA common shareholders	43,413	45,144	84,279	39,079

Per share:
Earnings per common share - basic	$0.58	$0.60	$1.12	$0.44
Earnings per common share - diluted	0.58	0.60	1.12	0.44
The following table reflects MAA's selected quarterly financial information for the year ended December 31, 2017 (dollars in thousands, except per share data):

	Year Ended December 31, 2017
	First	Second	Third	Fourth
Rental and other property revenues	$378,908	$382,791	$384,550	$382,738
Income before non-operating items	77,656	85,976	94,671	96,473
Net income	43,416	50,155	118,958	128,007
Net income available for MAA common shareholders	40,983	47,393	113,787	122,528

Per share:
Earnings per common share - basic	$0.36	$0.42	$1.00	$1.08
Earnings per common share - diluted	0.36	0.42	1.00	1.08